Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Option Activity

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2012	3,403,001	$1.72
Options granted	842,000	0.78
Options forfeited	(26,457)	1.67
Options cancelled	(16,860)	1.35

Balance at June 30, 2013	4,201,684	0.83

Options exercisable at June 30, 2013	3,124,455	0.85

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2011	3,419,201	1.72
Options granted	—
Options exercised	—
Options forfeited	(3,227)	1.68
Options cancelled	12,973	1.68

Balance at December 31, 2012	3,403,001	1.72

Options exerciseable at December 31, 2012	2,949,041	1.73

Stock Options Outstanding

The following table summarizes information about stock options outstanding at June 30, 2013:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
4,201,684	7.81	$0.83	3,124,455	7.41	$0.85

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
3,403,001	7.86	$1.72	2,949,041	7.81	$1.73

Restricted Stock Activity	A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2012	341,550
Vested	(29,500)
Forfeited	(1,800)

Balance at June 30, 2013	310,250

A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2010	385,500
Vested	(38,550)
Forfeited	—

Balance at December 31, 2011	346,950
Vested	—
Forfeited	(5,400)

Balance at December 31, 2012	341,550